BRUCE FUND, INC.

20 North Wacker Drive

Suite 2414

Chicago, Illinois 60606

(312) 236-9160

September 26, 2006

EDGAR CORRESPONDENCE

Brian Thompson

Securities & Exchange Commission

Division of Investment Management

450 5th Street, NW

Washington, DC 20549

Re: Bruce Fund, Inc. (SEC File Nos. 811-1528 and 2-27183)

Dear Mr. Thompson:

Enclosed for filing please find Post-Effective Amendment No. 30 to the registration statement on Form N-1A for Bruce Fund, Inc. This filing is being made in order to update and enhance many of the disclosures found in the Fund’s Prospectus and Statement of Additional Information, and also to add updated financial information.

We last submitted a filing under rule 485(a) on December 14, 2000. We are currently filing under rule 485(a) after recently changing service providers for the Fund administration and accounting as well as the Fund custodian.

If you have any questions regarding the filing, please contact me at (312) 236-9160.

Sincerely,

R. Jeffrey Bruce

Vice President and Secretary